Issued Capital and Reserves (Details) - Schedule of capital structure - shares	Dec. 31, 2022	Dec. 31, 2021
Issued Capital and Reserves (Details) - Schedule of capital structure [Line Items]
Total shares of outstanding		26,005,654
Class A Ordinary Shares [Member]
Issued Capital and Reserves (Details) - Schedule of capital structure [Line Items]
Total Ordinary shares of USD each		39,461,140
Total shares of outstanding		5,070,165
Class B Preferred Shares [Member]
Issued Capital and Reserves (Details) - Schedule of capital structure [Line Items]
Total Ordinary shares of USD each		39,461,140
Total shares of outstanding		11,039,452
Class C Ordinary Shares [Member]
Issued Capital and Reserves (Details) - Schedule of capital structure [Line Items]
Total Ordinary shares of USD each		19,730,570
Total shares of outstanding		1,100,571
Ordinary shares [member]
Issued Capital and Reserves (Details) - Schedule of capital structure [Line Items]
Total Ordinary shares of USD each	2,150,000,000
Total shares of outstanding	26,005,654
Preference shares [member]
Issued Capital and Reserves (Details) - Schedule of capital structure [Line Items]
Total Ordinary shares of USD each	5,000,000
Total shares of outstanding
Issued Capital and Reserves [Member]
Issued Capital and Reserves (Details) - Schedule of capital structure [Line Items]
Total Ordinary shares of USD each	2,155,000,000	98,652,850
Total shares of outstanding	26,005,654	17,210,188